Term deposits and other financial assets - Other financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Other financial assets – current	$ 84,023	$ 154,762
Current financial assets measured at fair value through profit or loss
Disclosure of financial assets [line items]
Other financial assets – current	0	38,646
Current financial assets measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Other financial assets – current	$ 84,023	$ 116,116